Secured Borrowings (B&B Air Acquisition Facility Narrative) (Details) (B and B Air Acquisition Facility [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Aug. 09, 2012 item	Nov. 07, 2007
Secured Borrowings (Textual) [Abstract]
Number of tranches funded		2
Number of aircraft financed	16
Repayment of outstanding amount in cash	$ 122.5
Tranche A [Member]
Secured Borrowings (Textual) [Abstract]
Interest payable based on LIBOR		1.50%
Tranche B [Member]
Secured Borrowings (Textual) [Abstract]
Interest payable based on LIBOR		4.00%